[GRAPHIC OMITTED]
                                 FLAG INVESTORS
                          Investing With A Difference

                               Cash Reserve Prime
                                     Shares

                               Semi-Annual Report
                               September 30, 1999

FUND FEATURES
--------------------------------------------------------------------------------
o  Daily Dividends
   The Fund declares dividends daily and distributes them monthly in the form of additional shares.

o  Constant Net Asset Value
   The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on January 5, 1989. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o  Minimum Investment
   The minimum initial investment is $2,000. Subsequent investments may be $100 or more.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to report on the progress of your Fund for the six months ended September 30, 1999.

Market Activity

     During this semi-annual period, money market participants shifted their focus away from the overseas crises that dominated the Fund's last fiscal year to the ongoing strength of the U.S. economy. U.S. GDP growth was in excess of 2.5%-3%, and, except for certain commodities such as oil and gold, inflation overall remained benign. In fact, the core Consumer Price Index increased only 1.9% on an annual basis through the end of August 1999, the lowest twelve month rate of change in 33 years.

     Even with the strong economy/low inflation scenario, the Federal Reserve Board chose to focus on economic statistics such as strong retail sales and a robust labor market as potential catalysts for future inflation. The Federal Reserve Board did not officially move interest rates at their May meeting, but it did adopt a policy bias tilted toward higher rates. Market expectations of this Fed tightening together with consumer optimism, signs of global growth, and above-trend U.S. growth combined to push short-term yields dramatically higher in both the taxable and tax-exempt money markets. Finally, and as generally expected, the Federal Reserve Board voted to raise the fed funds rate by 0.25% to 5.0% on June 30th and to 5.25% on August 24th.

Investment Review

     We continue to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions, and strictly limiting exposure to any particular issue. Evidence of our insistence on these unusually high investment standards can be found in Standard & Poor's (S&P) rating of the portfolio of which Flag Cash Reserve

Performance Comparisons

--------------------------------------------------------------------------------
7-Day Current Yield as of 9/30/99
--------------------------------------------------------------------------------
Flag Cash Reserve Prime Shares--Class A                                    4.83%
--------------------------------------------------------------------------------
First Tier Retail Money Fund Average                                       4.65%
--------------------------------------------------------------------------------

Source: IBC/Donoghue, Inc. "Money Fund Report".
The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Money Fund Averages are average yields of all funds in their respective categories.

--------------------------------------------------------------------------------

Prime Shares are classes. The portfolio maintains a "AAAm" rating. This rating is the highest that S&P awards to money market funds. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

     Our strategy in the Fund continued to be concentrated on investing in high quality issues. As of September 30, 1999, 91.8% of the Fund was invested in U.S. commercial paper, 4.2% in corporate floating rate securities, 3.4% in U.S. certificates of deposit, 0.3% in U.S. corporate notes/bonds, 0.2% in government agency securities, and 0.1% in repurchase agreements. For most of the semi-annual period, we maintained a relatively neutral to the benchmark maturity position. At September 30, 1999, the Fund's weighted average maturity stood at 47 days.

Looking Ahead

     We believe that the Federal Reserve Board will likely pause for the near term while it assesses the results of its two previous tightenings and vigilantly monitors future economic data for signs of future inflation. Unemployment and the strength of the U.S. dollar become key factors in the Fed's determinations. If the Federal Reserve Board tightens monetary policy once more, it will probably be in November 1999. Early in the year 2000, the rate of U.S. economic growth may slow enough for interest rates to reverse course and begin drifting downward.

     Our strategy for the Fund going forward is to continue to slowly extend the portfolio's maturities into next year to take advantage of the present steep yield curve caused by issuers aggressively extending their liabilities to avoid any potential Y2K problems. We believe this strategy will also allow us to maintain competitive yields, take advantage of any potential rate hikes, and retain the liquidity needed for anticipated year-end redemptions. We will continue to concentrate the portfolio in very high quality credits and to maintain our conservative investment strategies and standards for the foreseeable future.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------
     We continue to believe that the conservative approach we apply to investing on behalf of the Fund will provide comfort, as well as competitive yields, to our shareholders.

     As always, we appreciate your continued support.


Sincerely,


/s/ Darlene M. Rasel

Darlene M. Rasel
Portfolio Manager
September 30, 1999

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets                                       September 30, 1999
(Unaudited)

                                              Rating
                                           -------------     Par
Prime Series                               S&P   Moody's     (000)      Value
-----------------------------------------------------------------------------------
 COMMERCIAL PAPER - 91.8%

Automobiles & Trucks - 8.3%
   Ford Motor Credit Co.
     5.56%        10/1/99 ..............   A-1     P-1     $ 60,000  $   60,000,000
     5.29%        10/22/99 .............   A-1     P-1       40,000      39,876,567
     5.28%        11/17/99 .............   A-1     P-1       30,000      29,793,200
   PACCAR Financial Corp.
     5.28%        10/20/99 .............   A-1+    P-1       28,000      27,921,973
     5.11%        10/21/99 .............   A-1+    P-1       18,350      18,297,751
     5.11%        10/22/99 .............   A-1+    P-1       25,000      24,925,479
     5.30%        10/26/99 .............   A-1+    P-1       10,000       9,963,194
     5.29%        10/28/99 .............   A-1+    P-1       10,000       9,960,325
     5.30%        11/12/99 .............   A-1+    P-1        5,000       4,969,083
     5.31%        11/24/99 .............   A-1+    P-1       26,240      26,030,998
     5.31%        12/3/99 ..............   A-1+    P-1       10,000       9,907,075
     5.32%        12/20/99 .............   A-1+    P-1       10,000       9,881,778
     5.16%        2/2/00 ...............   A-1+    P-1       25,000      24,538,789
   Toyota Motor Credit Corp.
     5.21%        10/18/99 .............   A-1+    P-1       15,000      14,963,096
     5.28%        10/26/99 .............   A-1+    P-1        8,755       8,722,898
     5.27%        11/23/99 .............   A-1+    P-1       60,000      59,534,483
                                                                     --------------
                                                                        379,286,689
                                                                     --------------
Bank Holding Companies - 2.2%
   Wachovia Bank
     4.93%        2/7/00 ...............   A-1+    P-1       30,000      29,470,025
     5.18%        2/15/00 ..............   A-1+    P-1       15,000      14,704,308
   Wells Fargo & Co.
     5.75%        2/22/00 ..............   A-1     P-1       30,000      29,310,000
     5.77%        2/29/00 ..............   A-1     P-1       25,000      24,394,951
                                                                     --------------
                                                                         97,879,284
                                                                     --------------
Beverages - Soft Drinks - 2.4%
   Coca Cola Co.
     5.26%        10/8/99 ..............   A-1+    P-1       50,000      49,948,861
     5.27%        11/22/99 .............   A-1+    P-1       50,000      49,619,389
     5.27%        1/20/00 ..............   A-1+    P-1       10,000       9,837,508
                                                                     --------------
                                                                        109,405,758
                                                                     --------------
Chemicals - 3.7%
   E.I. duPont de Nemours and Co.
     5.11%        10/18/99 .............   A-1+    P-1       30,685      30,610,955
     5.27%        10/19/99 .............   A-1+    P-1       30,000      29,920,950
     5.27%        11/22/99 .............   A-1+    P-1       60,000      59,543,267
     5.27%        12/2/99 ..............   A-1+    P-1       50,000      49,546,194
                                                                     --------------
                                                                        169,621,366
                                                                     --------------

4

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                              Rating
                                           -------------     Par
Prime Series                               S&P   Moody's     (000)      Value
-----------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)

Computers - Equipment - 2.8%
   Hewlett-Packard Co.
     5.30%        10/8/99 ..............   A-1+    P-1     $ 10,000  $    9,989,694
     5.29%        11/1/99 ..............   A-1+    P-1       50,000      49,772,236
     5.30%        11/24/99 .............   A-1+    P-1       40,000      39,682,000
   Xerox Credit Corp.
     5.29%        11/10/99 .............   A-1     P-1       30,000      29,823,667
                                                                     --------------
                                                                        129,267,597
                                                                     --------------
Electrical and Electronics - 3.2%
   Emerson Electric Co.
     5.27%        1/31/00 ..............   A-1+    P-1       25,000      24,553,514
     5.32%        2/4/00 ...............   A-1+    P-1       35,000      34,348,300
   Motorola Credit Corp.
     5.25%        10/14/99 .............   A-1     P-1       33,600      33,536,300
     5.31%        11/19/99 .............   A-1     P-1       23,000      22,833,767
   Vermont American Co.
     5.63%        2/9/00 ...............   A-1+    P-1       30,000      29,385,392
                                                                     --------------
                                                                        144,657,273
                                                                     --------------
Entertainment - 0.7%
   The Walt Disney Co.
     4.82%        10/7/99 ..............   A-1     P-1        6,735       6,729,590
     4.83%        11/10/99 .............   A-1     P-1        2,450       2,436,852
     5.27%        2/2/00 ...............   A-1     P-1       22,315      21,909,313
                                                                     --------------
                                                                         31,075,755
                                                                     --------------
Finance - Consumer - 4.5%
   American Express Credit  Corp.
     5.28%        11/10/99 .............   A-1     P-1       25,000      24,853,333
   American General Finance Corp.
     5.14%        10/18/99 .............   A-1     P-1       20,000      19,951,456
   USAA Capital Corp.
     5.13%        10/13/99 .............   A-1+    P-1       27,336      27,288,544
     5.28%        10/18/99 .............   A-1+    P-1       10,000       9,975,067
     5.29%        10/28/99 .............   A-1+    P-1       20,000      19,920,650
     5.52%        2/9/00 ...............   A-1+    P-1       43,713      42,821,333
     5.70%        2/16/00 ..............   A-1+    P-1       25,000      24,453,750
     5.70%        2/23/00 ..............   A-1+    P-1       17,100      16,707,413
     5.70%        2/24/00 ..............   A-1+    P-1       18,000      17,583,900
                                                                     --------------
                                                                        203,555,446
                                                                     --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)

                                              Rating
                                           -------------     Par
Prime Series                               S&P   Moody's     (000)      Value
-----------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)

Finance: Diversified - 5.3%
   Associates Corp.
     5.30%        10/7/99 ..............   A-1+    P-1     $ 45,000  $   44,960,250
     5.27%        11/10/99 .............   A-1+    P-1       30,000      29,824,333
     5.72%        2/9/00 ...............   A-1+    P-1       25,000      24,479,639
   Associates First Capital Corp.
     5.19%        10/4/99 ..............   A-1     P-1        5,000       4,997,838
   General Electric Capital Corp. International Fund
     5.47%        2/3/00 ...............   A-1+    P-1       15,000      14,715,104
     5.77%        3/8/00 ...............   A-1+    P-1       25,000      24,362,896
   General Electric Capital Corp.
     5.12%        10/6/99 ..............   A-1+    P-1       12,000      11,991,467
     5.31%        10/12/99 .............   A-1+    P-1       15,000      14,975,663
     5.43%        1/31/00 ..............   A-1+    P-1        8,000       7,852,787
     5.20%        2/2/00 ...............   A-1+    P-1       20,000      19,641,778
     5.36%        2/11/00 ..............   A-1+    P-1       13,000      12,742,571
     5.29%        2/15/00 ..............   A-1+    P-1       20,000      19,597,372
     5.78%        2/18/00 ..............   A-1+    P-1       12,000      11,730,267
                                                                     --------------
                                                                        241,871,965
                                                                     --------------
Finance - Leasing - 2.0%
   International Lease Finance Corp.
     5.28%        10/14/99 .............   A-1+    P-1       30,000      29,942,800
     5.28%        11/18/99 .............   A-1+    P-1       30,000      29,788,800
     4.94%        2/4/00 ...............   A-1+    P-1       30,000      29,481,300
                                                                     --------------
                                                                         89,212,900
                                                                     --------------
Foods - 4.6%
   Campbell Soup Co.
     5.20%        10/12/99 .............   A-1+    P-1       25,000      24,960,278
     5.23%        10/13/99 .............   A-1+    P-1       35,000      34,938,983
     5.26%        10/25/99 .............   A-1+    P-1       26,800      26,706,021
     4.82%        1/18/00 ..............   A-1+    P-1       22,000      21,678,934
   H.J. Heinz Co.
     5.33%        1/21/00 ..............   A-1     P-1       25,000      24,585,444
     5.34%        1/28/00 ..............   A-1     P-1       17,800      17,486,290
   Hershey Foods Corp.
     5.23%        10/15/99 .............   A-1     P-1       28,000      27,943,051
   Kellogg Co.
     5.27%        11/1/99 ..............   A-1+    P-1        8,400       8,361,880
     5.67%        2/11/00 ..............   A-1+    P-1       25,000      24,476,313
                                                                     --------------
                                                                        211,137,194
                                                                     --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                              Rating
                                           -------------     Par
Prime Series                               S&P   Moody's     (000)      Value
-----------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)

Household Products - 3.2%
   Procter & Gamble  Co.
     5.28%        10/14/99 .............   A-1+    P-1     $ 20,000  $   19,961,867
     5.28%        10/18/99 .............   A-1+    P-1       57,200      57,057,381
     5.11%        10/29/99 .............   A-1+    P-1       16,400      16,334,819
     5.28%        11/5/99 ..............   A-1+    P-1       20,000      19,897,333
     5.28%        11/8/99 ..............   A-1+    P-1       20,000      19,888,533
     5.29%        12/17/99 .............   A-1+    P-1       14,000      13,841,594
                                                                     --------------
                                                                        146,981,527
                                                                     --------------
Machinery and Machine Tools - 0.3%
   Illinois Tool Works, Inc.
     5.33%        10/19/99 .............   A-1+    P-1       15,000      14,960,250
                                                                     --------------
Oil Integrated - Domestic - 3.0%
   Mobil Corp.
     5.55%        10/1/99 ..............   A-1+    P-1      135,000     135,000,000
                                                                     --------------
Oil Transportation - 0.8%
   Colonial Pipeline Co.
     5.14%        10/13/99 .............   A-1+    P-1       15,000      14,974,300
     5.32%        11/17/99 .............   A-1+    P-1       12,000      11,916,653
     5.34%        11/29/99 .............   A-1+    P-1       11,000      10,903,732
                                                                     --------------
                                                                         37,794,685
                                                                     --------------
Paper Products - 1.5%
   Kimberly-Clark Corp.
     5.23%        10/13/99 .............   A-1+    P-1       69,500      69,378,200
                                                                     --------------
Pharmaceutical - 6.7%
   Abbott Laboratories
     5.38%        10/7/99 ..............   A-1+    P-1       45,000      44,959,688
   Johnson & Johnson
     4.90%        10/15/99 .............   A-1+    P-1       13,600      13,574,084
     4.79%        11/1/99 ..............   A-1+    P-1       12,000      11,950,503
     5.17%        1/18/00 ..............   A-1+    P-1       25,000      24,608,660
     5.26%        2/2/00 ...............   A-1+    P-1       11,000      10,800,704
   Merck & Co., Inc.
     5.30%        2/4/00 ...............   A-1+    P-1       30,000      29,443,500
   Pfizer, Inc.
     5.28%        10/13/99 .............   A-1+    P-1       35,000      34,938,400
     5.27%        10/14/99 .............   A-1+    P-1       25,000      24,952,424
     5.27%        10/15/99 .............   A-1+    P-1       20,000      19,959,011
     5.29%        11/3/99 ..............   A-1+    P-1       50,000      49,757,542
     5.28%        11/4/99 ..............   A-1+    P-1       40,000      39,800,533
                                                                     --------------
                                                                        304,745,049
                                                                     --------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)

                                              Rating
                                           -------------     Par
Prime Series                               S&P   Moody's     (000)      Value
-----------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)

Property - Casualty Insurance - 1.7%
   AIG Funding, Inc.
     5.60%        10/1/99 ..............   A-1+    P-1     $ 75,000  $   75,000,000
                                                                     --------------
Publishing - 3.8%
   Gannett Co., Inc.
     5.28%        10/13/99 .............   A-1+    P-1       90,000      89,841,600
     5.27%        10/19/99 .............   A-1+    P-1       60,000      59,841,900
   McGraw-Hill, Inc.
     5.12%        10/19/99 .............   A-1     P-1        5,000       4,987,200
     5.12%        10/21/99 .............   A-1     P-1        2,540       2,532,775
   Times Mirror Co.
     5.12%        10/19/99 .............   A-1     P-1       15,000      14,961,600
                                                                     --------------
                                                                        172,165,075
                                                                     --------------
Retail - 3.6%
   Wal-Mart Stores, Inc.
     5.28%        10/4/99 ..............   A-1+    P-1       50,000      49,978,000
     5.28%        10/18/99 .............   A-1+    P-1       81,000      80,798,040
     5.28%        10/19/99 .............   A-1+    P-1       20,000      19,947,200
     5.28%        10/25/99 .............   A-1+    P-1       15,000      14,947,200
                                                                     --------------
                                                                        165,670,440
                                                                     --------------
Structured Finance - 10.1%
   Ciesco, LP.
     5.31%        10/5/99 ..............   A-1+    P-1       47,500      47,471,975
     5.32%        10/8/99 ..............   A-1+    P-1       50,000      49,948,278
     5.32%        10/8/99 ..............   A-1+    P-1        2,500       2,497,414
     5.32%        11/4/99 ..............   A-1+    P-1        6,000       5,969,853
     5.32%        11/5/99 ..............   A-1+    P-1       20,000      19,896,556
     5.32%        11/19/99 .............   A-1+    P-1       30,000      29,782,767
   Corporate Receivables Corp.
     5.33%        10/6/99 ..............   A-1+    P-1       25,000      24,981,493
     5.17%        10/14/99 .............   A-1+    P-1       10,000       9,981,331
     5.20%        10/20/99 .............   A-1+    P-1        8,000       7,978,044
     5.35%        10/28/99 .............   A-1+    P-1       50,000      49,799,375
     5.36%        11/3/99 ..............   A-1+    P-1       10,000       9,950,867
     5.37%        11/8/99 ..............   A-1+    P-1       50,000      49,716,583
     5.36%        11/15/99 .............   A-1+    P-1       10,000       9,933,000

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                              Rating
                                           -------------     Par
Prime Series                               S&P   Moody's     (000)      Value
-----------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)

Structured Finance (concluded)
   Corporate Asset Funding Co., Inc.
     5.32%        10/1/99 ..............   A-1+    P-1     $ 30,000  $   30,000,000
     5.15%        10/5/99 ..............   A-1+    P-1       30,000      29,982,833
     5.33%        10/12/99 .............   A-1+    P-1       30,000      29,951,142
     5.17%        10/20/99 .............   A-1+    P-1       10,000       9,972,714
     5.17%        10/21/99 .............   A-1+    P-1       20,000      19,942,556
     5.35%        11/15/99 .............   A-1+    P-1       10,000       9,933,125
     5.36%        11/16/99 .............   A-1+    P-1       10,000       9,931,511
                                                                     --------------
                                                                        457,621,417
                                                                     --------------
Telephone - 13.8%
   Ameritech Corp.
     5.57%        10/1/99 ..............   A-1+    P-1      100,000     100,000,000
     5.31%        10/5/99 ..............   A-1+    P-1       70,000      69,958,700
   AT&T Corp.
     5.29%        10/27/99 .............   A-1+    P-1       96,500      96,131,316
   Bell Atlantic Network Funding Corp.
     5.32%        10/18/99 .............   A-1+    P-1       40,000      39,899,511
     5.30%        10/21/99 .............   A-1+    P-1       45,000      44,867,500
   BellSouth Capital Funding Corp.
     5.23%        10/4/99 ..............   A-1+    P-1       33,000      32,985,618
     5.29%        11/23/99 .............   A-1+    P-1       75,000      74,418,104
   BellSouth Telecommunications, Inc.
     5.32%        2/7/00 ...............   A-1+    P-1       50,000      49,009,208
   SBC Communications, Inc.
     5.29%        10/14/99 .............   A-1+    P-1       25,000      24,952,243
     5.18%        10/25/99 .............   A-1+    P-1       14,500      14,449,927
     5.30%        11/29/99 .............   A-1+    P-1       10,000       9,913,139
     5.33%        1/20/00 ..............   A-1+    P-1       50,000      49,178,292
     5.70%        2/22/00 ..............   A-1+    P-1       20,000      19,544,000
                                                                     --------------
                                                                        625,307,558
                                                                     --------------
Utilities - 3.6%
   National Rural Utilities CFC.
     5.27%        10/13/99 .............   A-1+    P-1       12,365      12,343,279
     5.25%        10/18/99 .............   A-1+    P-1        4,000       3,990,083
     5.30%        11/9/99 ..............   A-1+    P-1       18,500      18,393,779
     5.78%        1/27/00 ..............   A-1+    P-1       27,860      27,332,177
     5.75%        2/10/00 ..............   A-1+    P-1       30,000      29,367,500
     5.79%        2/17/00 ..............   A-1+    P-1        8,000       7,821,153

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                           September 30, 1999
(Unaudited)

                                              Rating
                                           -------------     Par
Prime Series                               S&P   Moody's     (000)      Value
-----------------------------------------------------------------------------------
 COMMERCIAL PAPER (continued)

Utilities (concluded)
     5.31%        11/10/99 .............   A-1+    P-1     $ 25,000  $   24,852,500
     5.30%        11/16/99 .............   A-1+    P-1       24,000      23,837,467
     5.31%        11/18/99 .............   A-1+    P-1       15,000      14,893,800
                                                                     --------------
                                                                        162,831,738
                                                                     --------------
Total Commercial Paper
   (Cost $4,174,427,166)                                              4,174,427,166
                                                                     --------------

 U.S. CORPORATE NOTE/BOND - 0.3%

  Associates Corp.
     6.00%        3/15/00 ..............   A-1+    P-1       12,000      12,027,012
                                                                     --------------
Total U.S. Corporate Note/Bond
   (Cost $12,027,012)                                                    12,027,012
                                                                     --------------

 FLOATING RATE - NOTE - 4.2%

   Associates Corp.
     5.26%        3/20/00 ..............   A-1+    P-1       40,000      39,987,058
   AT&T Corp.
     5.27%        7/13/00 ..............   A-1+    P-1       15,000      14,995,311
   Federal Home Loan Bank
     5.26%        11/9/99 ..............   A-1+    P-1       25,000      24,998,168
     5.31%        4/14/00 ..............   A-1+    P-1       50,000      49,986,612
     5.22%        5/12/00 ..............   A-1+    P-1       20,000      19,989,596
     5.21%        7/12/00 ..............   A-1+    P-1        6,000       5,997,664
   General Electric Capital Corp.
     5.26%        4/12/00 ..............   A-1+    P-1       25,000      25,000,000
     5.39%        5/12/00 ..............   A-1+    P-1       10,000      10,000,000
                                                                     --------------
Total Floating Rate - Note
   (Cost $190,954,409)                                                  190,954,409
                                                                     --------------

 CERTIFICATE OF DEPOSIT - 3.4%

   First Chicago NBD Corp.
     5.20%        10/26/99 .............   A-1     P-1       25,000      25,000,000
     5.48%        1/18/00 ..............   A-1     P-1        5,000       4,992,940
   First Union National Bank of N.C.
     4.93%        10/20/99 .............   A-1     P-1       10,000      10,000,000
   Mellon Bank Corp.
     5.52%        2/10/00 ..............   A-1+    P-1       25,000      25,000,000
     5.52%        2/11/00 ..............   A-1+    P-1       25,000      25,000,000

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------


                                              Rating
                                           -------------     Par
Prime Series                               S&P   Moody's     (000)      Value
-----------------------------------------------------------------------------------
 CERTIFICATE OF DEPOSIT (continued)

Certificate of Deposit (concluded)
   NationsBank Corp.
     4.93%        11/3/99 ..............   A-1     P-1     $ 25,000  $   25,000,000
     4.94%        11/10/99 .............   A-1     P-1       30,000      30,000,000
     4.99%        1/11/00 ..............   A-1     P-1       10,000       9,987,084
                                                                     --------------
Total Certificate of Deposit
   (Cost $154,980,024) ............................................     154,980,024
                                                                     --------------

 FHLB - 0.2%

   Federal Home Loan Bank
     5.16%        3/8/00 ...............   A-1+    P-1        8,000       8,003,430
                                                                     --------------
Total FHLB
   (Cost $8,003,430) ..............................................       8,003,430
                                                                     --------------

 REPURCHASE AGREEMENTS - 0.1%/b

   Goldman Sachs
     5.15%        10/1/99/d ...............................   4,809       4,808,763
                                                                     --------------

Total Repurchase Agreements
   (Cost $4,808,763) ..............................................       4,808,763
                                                                     --------------
Total Investments--100.0%
   (Cost $4,545,200,804)/c ........................................  $4,545,200,804

Liabilities in excess of Other assets--0.0% .......................      (7,840,122)
                                                                     --------------
Net Assets--100.0% ................................................  $4,537,360,682
                                                                     ==============

Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($3,995,564,474 / 3,995,480,297 shares outstanding) .........           $1.00
                                                                              =====
   Flag Investors Class A Share
      ($13,118,065 / 13,117,559 shares outstanding) ...............           $1.00
                                                                              =====
   Flag Investors Class B Share
      ($6,273,802 / 6,273,698 shares outstanding) .................           $1.00
                                                                              =====
   Institutional Prime Share
      ($451,946,360 / 451,939,552 shares outstanding) .............           $1.00
                                                                              =====
   Quality Cash Reserve Prime Share
      ($70,457,982 / 70,451,450 shares outstanding) ...............           $1.00
                                                                              =====

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                           September 30, 1999
(Unaudited)

Prime Series
--------------------------------------------------------------------------------
-----------
a Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
b Collateral on tri party repurchase agreements held by the agent of the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being at least 102 percent of the resale price of the repurchase agreement at time of purchase.
c  Aggregate cost for financial reporting and federal tax purposes.
d Dated 9/30/99 principal and interest in the amount of $4,809,451, due 10/01/99 (Collateralized by U.S. Treasury Note, par value of $5,128,000, coupon rate of 4.25%, due 11/15/03, value of $4,905,652.

MOODY'S RATINGS:
   Aaa   Bonds that are judged to be of the best quality.
   P-1   Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA   Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Operations
(Unaudited)
                                                                  For the Six
                                                                  Months Ended
Prime Series                                                      September 30,
-------------------------------------------------------------------------------
                                                                      1999
Investment Income:
   Interest income ........................................       $108,333,920
                                                                  ------------

Expenses:
   Investment advisory fees ...............................          5,474,942
   Distribution fees ......................................          5,016,300
   Transfer agent fees ....................................          1,111,923
   Registration fees ......................................            362,038
   Custodian fees .........................................            211,740
   Shareholder service fees ...............................            950,690
   Professional fees ......................................             85,117
   Accounting fees ........................................             86,498
   Directors' fees ........................................             84,414
   Miscellaneous ..........................................            264,343
                                                                  ------------
            Total expenses ................................         13,648,005
                                                                  ------------
Net investment income .....................................         94,685,915
                                                                  ------------
Net realized gain from security transactions ..............                 45
                                                                  ------------
Net increase in net assets resulting from operations ......       $ 94,685,960
                                                                  ============

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                      For the Six                  For the
                                                      Months Ended                Year Ended
Prime Series                                          September 30,               March 31,
----------------------------------------------------------------------------------------------
                                                         1999/1                     1999
Increase (Decrease) in Net Assets
Operations:
   Net investment income ..................          $    94,685,915           $   178,689,887
   Net realized gain (loss) from
     security transactions ................                       45                    88,481
                                                     ---------------           ---------------
   Net increase in net assets resulting
     from operations ......................               94,685,960               178,778,368
                                                     ---------------           ---------------

Distributions to Shareholders From:
   Net investment income:
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Shares .......................              (84,206,344)             (151,410,202)
     Deutsche Banc Alex. Brown Cash Reserve
       Prime Institutional Shares .........               (8,622,128)              (16,058,016)
     Flag Investors Class A Shares ........                 (262,028)                 (435,677)
     Flag Investors Class B Shares ........                  (67,912)                  (72,373)
     Quality Cash Reserve Shares ..........               (1,581,609)              (10,713,744)
                                                     ---------------           ---------------
     Total distributions ..................              (94,740,021)             (178,690,012)
                                                     ---------------           ---------------

Capital Share Transactions, net ...........              323,594,286               496,268,896
                                                     ---------------           ---------------
   Total increase in net assets ...........              323,594,330               496,357,252

Net Assets:
   Beginning of period ....................            4,213,766,352             3,717,409,100
                                                     ---------------           ---------------
   End of period ..........................          $ 4,537,360,682           $ 4,213,766,352
                                                     ===============           ===============

----------
1/ Unaudited.

                       See Notes to Financial Statements.
14

                      This page intentionally left blank.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights -- Prime Shares
(For shares outstanding throughout each period)

                                                     For the            For the
                                                Six Months Ended      Year Ended
                                                  September 30,        March 31,
----------------------------------------------------------------------------------
                                                     1999/1              1999
Per Share Operating Performance:
   Net asset value at beginning of period ....   $         1.00     $         1.00
                                                 --------------     --------------
Income from Investment Operations:
   Net investment income .....................           0.0222             0.0473
Less Distributions:
   Dividends from net investment income ......          (0.0222)           (0.0473)
                                                 --------------     --------------
   Net asset value at end of period ..........   $         1.00     $         1.00
                                                 ==============     ==============

Total Return:
   Based on net asset value per share ........             2.24%              4.84%
Ratios to Average Net Assets:
   Expenses ..................................             0.66%/1            0.63%
   Net investment income .....................             4.43%/1            4.71%
Supplemental Data:
   Net assets at end of period ...............   $3,995,564,474     $3,727,990,170
   Number of shares outstanding at
     end of period ...........................    3,995,480,297      3,727,906,079

----------
1/ Annualized.
2/ Unaudited.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------



                                                                     For the Years Ended March 31,
                                                 ------------------------------------------------------------------------
                                                      1998           1997                 1996             1995
Per Share Operating Performance:
   Net asset value at beginning of period ....   $         1.00   $         1.00     $         1.00    $         1.00
                                                 --------------   --------------     --------------    --------------
Income from Investment Operations:
   Net investment income .....................           0.0494           0.0478             0.0524            0.0442
Less Distributions:
   Dividends from net investment income ......          (0.0494)         (0.0478)           (0.0524)          (0.0442)
                                                 --------------   --------------     --------------    --------------
   Net asset value at end of period ..........   $         1.00   $         1.00     $         1.00    $         1.00
                                                 ==============   ==============     ==============    ==============

Total Return:
   Based on net asset value per share ........             5.05%            4.88%              5.36%             4.51%
Ratios to Average Net Assets:
   Expenses ..................................             0.67%            0.63%              0.60%             0.61%
   Net investment income .....................             4.94%            4.78%              5.21%             4.46%
Supplemental Data:
   Net assets at end of period ...............   $3,164,537,551   $2,545,532,365     $2,386,681,216    $1,472,079,739
   Number of shares outstanding at
     end of period ...........................    3,164,529,071    2,545,523,885      2,386,684,392     1,472,077,488

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights -- Flag Investors Class A Shares
(For shares outstanding throughout each period)

                                                     For the        For the
                                                Six Months Ended  Year Ended
                                                  September 30,    March 31,
-----------------------------------------------------------------------------
                                                     1999/1           1999
Per Share Operating Performance:
   Net asset value at beginning of period ....   $      1.00      $      1.00
                                                 -----------      -----------
Income from Investment Operations:
   Net investment income .....................        0.0224           0.0474
Less Distributions:
   Dividends from net investment income ......       (0.0224)         (0.0474)
                                                 -----------      -----------
   Net asset value at end of period ..........   $      1.00      $      1.00
                                                 ===========      ===========

Total Return:
   Based on net asset value per share ........          2.26%            4.85%
Ratios to Average Net Assets:
   Expenses ..................................          0.61%/1          0.63%
   Net investment income .....................          4.55%/1          4.67%

Supplemental Data:
   Net assets at end of period ...............   $13,118,065      $13,028,272
   Number of shares outstanding at
     end of period ...........................    13,117,559       13,027,769

----------
1/ Annualized.
2/ Unaudited.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------




                                                              For the Years Ended March 31,
                                                 --------------------------------------------------------
                                                    1998            1997           1996           1995
Per Share Operating Performance:
   Net asset value at beginning of period ....   $      1.00    $      1.00    $      1.00    $      1.00

Income from Investment Operations:
   Net investment income .....................        0.0494         0.0478         0.0524         0.0442
Less Distributions:
   Dividends from net investment income ......       (0.0494)       (0.0478)       (0.0524)       (0.0442)
                                                 -----------    ----------     -----------    -----------
   Net asset value at end of period ..........   $      1.00    $      1.00    $      1.00    $      1.00
                                                 ===========    ==========     ===========    ==========

Total Return:
   Based on net asset value per share ........          5.05%          4.88%          5.36%          4.51%
Ratios to Average Net Assets:
   Expenses ..................................          0.67%          0.63%          0.60%          0.61%
   Net investment income .....................          4.94%          4.78%          5.25%          4.26%

Supplemental Data:
   Net assets at end of period ...............   $ 7,736,785    $ 6,521,574    $ 5,976,831    $ 7,726,696
   Number of shares outstanding at
     end of period ...........................     7,736,522      6,521,310      5,976,824      7,726,698

----------

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights-- Flag Investors Class B Shares
(For shares outstanding throughout each period)

                                                     For the        For the
                                                Six Months Ended  Year Ended
                                                  September 30,    March 31,
-----------------------------------------------------------------------------
                                                     1999/3           1999
Per Share Operating Performance:
   Net asset value at beginning of period ...    $      1.00      $      1.00
                                                 -----------      -----------
Income from Investment Operations:
   Net investment income ....................         0.0187           0.0400
Less Distributions:
   Dividends from net investment ............        (0.0187)         (0.0400)
                                                 -----------      ----------
   Net asset value at end of period .........    $      1.00      $      1.00
                                                 ===========      ===========

Total Return:
   Based on net asset value per share .......           1.88%            4.07%
Ratios to Average Net Assets:
   Expenses .................................           1.36%/2          1.37%
   Net investment income ....................           3.81%/2          3.92%
Supplemental Data:
   Net assets at end of period ..............    $ 6,273,802      $ 2,355,863
   Number of shares outstanding at
     end of period ..........................      6,273,698        2,355,780

----------
1/ Commencement of operations.
2/ Annualized.
3/ Unaudited.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------



                                                                                  For the Period April 3, 1995/2
                                                 For the Years Ended March 31,          through March 31,
                                                 -----------------------------    ------------------------------
                                                   1998                1997                   1996
Per Share Operating Performance:

   Net asset value at beginning of period ...    $    1.00           $    1.00              $    1.00
                                                 ---------           ---------              ---------
Income from Investment Operations:
   Net investment income ....................       0.0418              0.0414                 0.0361
Less Distributions:

   Dividends from net investment ............      (0.0418)            (0.0414)               (0.0361)
                                                 ---------           ---------              ---------
   Net asset value at end of period .........    $    1.00           $    1.00              $    1.00
                                                 =========           =========              =========


Total Return:
   Based on net asset value per share .......         4.27%               4.22%                  3.69%
Ratios to Average Net Assets:
   Expenses .................................         1.42%               1.38%                   .38%/2
   Net investment income ....................         4.18%               4.14%                  4.30%/2
Supplemental Data:
   Net assets at end of period ..............    $ 184,382           $ 227,098              $  10,200
   Number of shares outstanding at
     end of period ..........................      184,382             227,098                 10,200

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights-- Prime Institutional Shares
(For shares outstanding throughout each period)

                                                    For the            For the
                                               Six Months Ended       Year Ended
                                                 September 30,         March 31,
------------------------------------------------------------------------------
                                                    1999/1               1999
Per Share Operating Performance:
   Net asset value at beginning of period ....   $       1.00        $       1.00
                                                 ------------        ------------
Income from Investment Operations:
   Net investment income .....................         0.0237              0.0499
Less Distributions:
   Dividends from net investment income ......        (0.0237)            (0.0499)
                                                 ------------        ------------
   Net asset value at end of period ..........   $       1.00        $       1.00
                                                 ============        ============

Total Return:
   Based on net asset value per share ........           2.39%               5.11%
Ratios to Average Net Assets:
   Expenses ..................................           0.35%/1             0.36%
   Net investment income .....................           4.69%/1             4.98%
Supplemental Data:
   Net assets at end of period ...............   $451,946,360        $388,447,492
   Number of shares outstanding at
     end of period ...........................    451,939,552         388,440,636

----------
1/ Unaudited.
2/ Annualized.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------




                                                                           For the Years Ended March 31,
                                                 ------------------------------------------------------------------------------
                                                     1998                  1997                    1996                  1995
Per Share Operating Performance:
   Net asset value at beginning of period ....   $       1.00               $  1.00                $  1.00          $      1.00
                                                 ------------          ------------            -----------          -----------
Income from Investment Operations:
   Net investment income .....................         0.0519                0.0503                 0.0548               0.0472
Less Distributions:
   Dividends from net investment income ......        (0.0519)              (0.0503)               (0.0548)             (0.0472)
                                                 ------------          ------------            -----------          -----------
   Net asset value at end of period ..........   $       1.00               $  1.00                $  1.00          $      1.00
                                                 ============          ============            ===========          ===========

Total Return:
   Based on net asset value per share ........           5.31%                 5.15%                  5.62%                4.82%
Ratios to Average Net Assets:
   Expenses ..................................           0.42%                 0.38%                  0.35%                0.36%
   Net investment income .....................           5.22%                 5.04%                  5.32%                4.57%
Supplemental Data:
   Net assets at end of period ...............   $317,971,693          $117,812,047            $53,699,315          $11,904,716
   Number of shares outstanding at
     end of period ...........................    317,971,413           117,811,768             53,699,535           11,904,663

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights-- Quality Cash Reserve Prime Shares
(For shares outstanding throughout each period)

                                                    For the            For the
                                               Six Months Ended       Year Ended
                                                 September 30,         March 31,
---------------------------------------------------------------------------------
                                                    1999/1               1999
Per Share Operating Performance:
   Net asset value at beginning of period ....         $  1.00       $       1.00
                                                 ------------        ------------
Income from Investment Operations:
   Net investment income .....................         0.0207              0.0444
Less Distributions:
   Dividends from net investment income ......        (0.0207)            (0.0444)
                                                 ------------        ------------
   Net asset value at end of period ..........   $       1.00        $       1.00
                                                 ============        ============

Total Return:
   Based on net asset value per share ........           2.08%               4.53%
Ratios to Average Net Assets:
   Expenses ..................................           0.96%/3             0.92%/1
   Net investment income .....................           4.12%/3             4.44%/2
Supplemental Data:
   Net assets at end of period ...............   $ 70,457,982        $ 81,944,555
   Number of shares outstanding at
     end of period ...........................     70,451,450          81,938,027

----------
1/ Ratios of expenses to average net assets prior fee waivers was 0.97%, 1.02%, 0.98% and 0.95% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.
2/ Ratios of net investment income to average net assets prior to partial fee waivers was 4.39%, 4.60%, 4.43% and 4.86% for the years ended March 31, 1999, 1998, 1997 and 1996, respectively.
3/ Annualized.
4/ Unaudited.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights-- Quality Cash Reserve Prime Shares
(For shares outstanding throughout each period)


                                                                            For the Years Ended March 31,
                                                -------------------------------------------------------------------------------
                                                    1998                  1997                    1996                 1995
Per Share Operating Performance:
   Net asset value at beginning of period ....  $       1.00          $       1.00            $       1.00         $       1.00
                                                ------------          ------------            ------------         ------------
Income from Investment Operations:
   Net investment income .....................        0.0465                0.0449                  0.0493               0.0402
Less Distributions:
   Dividends from net investment income ......       (0.0465)              (0.0449)                (0.0493)             (0.0402)
                                                ------------          ------------            ------------         ------------
   Net asset value at end of period ..........  $       1.00          $       1.00            $       1.00         $       1.00
                                                ============          ============            ============         ============

Total Return:
   Based on net asset value per share ........          4.75%                 4.59%                   5.04%                4.09%
Ratios to Average Net Assets:
   Expenses ..................................          0.96%/1               0.91%/1                 0.90%/1              0.96%
   Net investment income .....................          4.66%/2               4.50%/2                 4.91%/2              4.04%
Supplemental Data:
   Net assets at end of period ...............  $226,978,689          $197,370,530            $156,412,213         $ 94,592,158
   Number of shares outstanding at
     end of period ...........................   226,978,007           197,369,848             156,412,393           94,591,979

                       See Notes to Financial Statements.

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FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- Significant Accounting Policies

     Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. ("the Fund") began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes:
Deutsche Banc Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and Deutsche Banc Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and Deutsche Banc Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and Deutsche Banc Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less.The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------



NOTE 1 -- concluded

         repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Taxes--The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

             The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations

     D. Security Transactions, Investment Income, Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that classes' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (Continued)

NOTE 2 -- Investment Advisory Fee, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Deutsche Banc Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     ICC also provides accounting services to the Fund. As compensation for these services, the Prime Series, Treasury Series and Tax-Free Series pay ICC an annual fee that is calculated daily and paid monthly from its three series' average daily net assets. The Prime Series paid $86,498, the Treasury Series paid $66,614 and the Tax-Free Series paid $70,885 for accounting services for the six months ended September 30, 1999.

     ICC also provides transfer agency services to the Fund. As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $1,111,923, the Treasury Series paid $223,260 and the Tax-Free Series paid $112,730 to ICC for transfer agent services for the six months ended September 30, 1999.

     ICC Distributors, Inc., a member of the Forum Group of Companies, ("ICC Distributors"), provides distribution services to the Fund. As compensation for these services, the Prime Shares, Flag Investors Class A Shares., Treasury Shares and the Tax-Free Shares pay ICC Distributors an annual fee equal to 0.25% of these classes' average daily net assets. For the six months ended September 30, 1999, Distribution fees aggregated $4,753,449, $14,357, $915,464 and
$1,306,254 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $230,664 for the six months ended September 30, 1999 and 1.00% (includes .25% shareholder servicing fee) of the Flag Investors Class B Shares' aggregate average daily net assets or $17,830 for the six months ended September 30, 1999.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------



Note 2 -- continued

     ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. ICC did not waive any advisory fees for the six months ended September 30, 1999. ICC Distributors voluntarily waived $114,329 of its distribution fees for the period April 1, 1998 to December 31, 1998.
There was no waiver from January 1, 1999 thru September 30, 1999.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the six months ended September 30, 1999 was $52,521 for the Prime Series, $16,503 for the Treasury Series and $7,723 for the Tax-Free Series. The accrued liability at September 30, 1999 was $290,689 for the Prime Series, $98,861 for the Treasury Series and $96,569 for the Tax-Free Series.

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation ("BT Corp."), is the Fund's investment advisor. On June 4, 1999, BTCorp. was acquired by Deutsche Bank AG ("Deutsche Banc"). As a result of the transaction, ICC became an indirect subsidiary of Deutsche Bank.

     On January 1, 1999 the "Fund" adopted a Shareholder Service Plan (the "Plan") for the Prime, Treasury and Tax-Free Series of the Fund "Shares" in order to provide compensation to third parties ("Shareholder Servicing Agents") who provide shareholder services to clients ("Clients") who from time to time beneficially own shares. In consideration of services provided by any Shareholder Servicing Agent, the Fund pays the Distributor an annual fee, calculated daily and paid monthly equal to 0.05% of the shares' daily average net assets.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Notes to Financial Statements (Continued)

NOTE 3 -- Capital Stock and Share Information

     The Fund is authorized to issue up to 9 billion shares of $.001 par value capital stock (5.4 billion Prime Series, 1.5 billion Treasury Series, 1.75 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                                    For the Six                 For the
                                                   Months Ended               Year Ended
                                                   September 30,               March 31,
                                                      1999/1                     1999
                                                  ---------------           ---------------
Prime Series:
    Sold:
      Prime Shares .....................           13,514,122,041            21,238,313,843
      Flag Investors Class A Shares ....               98,334,734                86,081,920
      Flag Investors Class B Shares ....                7,054,784                 8,010,702
      Prime Institutional Shares .......            3,427,597,300             5,126,320,627
      Quality Cash Shares ..............              210,239,146             1,143,097,219
    Issued as reinvestment of dividends:
      Prime Shares .....................               78,188,624               143,654,045
      Flag Investors Class A Shares ....                  208,257                   385,752
      Flag Investors Class B Shares ....                   55,245                    55,849
      Prime Institutional Shares .......                7,851,805                12,241,514
      Quality Cash Shares ..............                1,537,466                10,243,851
    Redeemed:
      Prime Shares .....................          (13,324,736,425)          (20,818,590,880)
      Flag Investors Class A Shares ....              (98,453,195)              (81,176,425)
      Flag Investors Class B Shares ....               (3,192,111)               (5,895,153)
      Prime Institutional Shares .......           (3,371,950,190)           (5,068,292,918)
      Quality Cash Shares ..............             (223,263,189)           (1,298,381,050)
                                                  ---------------           ---------------
         Net increase ..................              323,594,286               496,268,896
                                                  ===============           ===============
Treasury Series:
    Sold:
      Treasury Shares ..................            1,859,625,373             4,361,406,499
      Treasury Institutional Shares ....              190,811,381               826,662,420
    Issued as reinvestment of dividends:
      Treasury Shares ..................               13,884,671                32,190,535
      Treasury Institutional Shares ....                2,467,738                 2,757,290
    Redeemed:
      Treasury Shares ..................           (2,035,284,795)           (4,375,328,973)
      Treasury Institutional Shares ....             (217,189,270)             (805,626,922)
                                                  ---------------           ---------------
         Net increase (decrease) .......             (185,684,902)               42,060,849
                                                  ===============           ===============

----------
1/ Unaudited.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------



NOTE 3 -- concluded

                                                    For the Six                 For the
                                                   Months Ended               Year Ended
                                                   September 30,               March 31,
                                                      1999/1                      1999
                                                  ---------------           ---------------
Tax-Free Series:
    Sold:
      Tax Free Shares ..................            3,338,298,958             5,341,857,730
      Tax Free Institutional Shares ....              369,635,867             1,008,685,495
    Issued as reinvestment of dividends:
      Tax Free Shares ..................               12,375,931                23,390,210
      Tax Free Institutional Shares ....                  519,796                 1,157,547
    Redeemed:
      Tax Free Shares ..................           (3,339,656,505)           (5,159,012,230)
      Tax Free Institutional Shares ....             (360,839,263)           (1,001,918,560)
                                                  ---------------           ---------------
         Net increase ..................               20,334,784               214,160,192
                                                  ===============           ===============

Note 4 -- Net Assets/1

                                           Prime                  Treasury                  Tax-Free
                                           Series                  Series                    Series
                                      ---------------          ---------------           ---------------
Paid-in capital ............          $ 4,537,265,313          $   753,494,812           $ 1,152,436,056
Undistributed net
  investment income/
    (distribution in excess)                    8,345                  (44,873)                  (59,537)
Undistributed net realized
  gain/(loss) on sales
  of investments ...........                   87,024                  194,873                  (103,457)
                                      ---------------          ---------------           ---------------
                                      $ 4,537,360,682          $   753,644,813           $ 1,152,273,062
                                      ===============          ===============           ===============

----------
1/ Unaudited.

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--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

NOTE 5-- Subsequent Event.

     On June 4, 1999, Bankers Trust Corporation, the parent company of Investment Company Capital Corp ("ICC"), the investment advisor to the Fund was acquired by Deutsche Bank AG. As a result, ICC also became an indirect wholly-owned subsidiary of Deutsche Bank AG.

     A Special Meeting of Shareholders (the "Special Meeting") was held on October 7, 1999, at which time shareholders voted to approve a new investment advisory agreement (the "Advisory Agreement") with ICC. Additionally, shareholders elected the Board of Directors and voted to eliminate or modify certain fundamental investment restrictions of the Fund.

     The results of the shareholder voting at the Special Meeting are as follows:

                                                                           Withheld/     Broker
 Proposal                                           For         Against     Abstain    Non-Votes
-------------------------------------------------------------------------------------------------
 Prime Series:
-------------------------------------------------------------------------------------------------
 Elect Richard T. Hale                         2,486,642,715               18,231,386
-------------------------------------------------------------------------------------------------
 Elect Richard R. Burt                         2,483,949,933               20,924,168
-------------------------------------------------------------------------------------------------
 Elect Joseph R. Hardiman                      2,486,503,693               18,370,408
-------------------------------------------------------------------------------------------------
 Elect Louis E. Levy                           2,484,070,592               20,803,509
-------------------------------------------------------------------------------------------------
 Elect Eugene J. McDonald                      2,484,456,056               20,418,045
-------------------------------------------------------------------------------------------------
 Elect Rebecca W. Rimel                        2,484,572,288               20,301,813
-------------------------------------------------------------------------------------------------
 Elect Truman T. Semans                        2,485,018,646               19,855,455
-------------------------------------------------------------------------------------------------
 Elect Robert H. Wadsworth                     2,484,690,148               20,183,953
-------------------------------------------------------------------------------------------------
 Investment Advisory Agreement
 with ICC                                      2,464,162,742   16,263,731  24,447,628
-------------------------------------------------------------------------------------------------
 Eliminate policy regarding investing
 for exercising control or management          2,391,371,420   78,146,574  30,051,315   5,304,792
-------------------------------------------------------------------------------------------------
 Eliminate policy regarding pledging,
 mortgaging or hypothecating assets            2,376,751,127   94,102,855  28,715,327   5,304,792
-------------------------------------------------------------------------------------------------
 Eliminate policy regarding investment
 in other investment companies                 2,391,536,912   79,218,566  28,813,831   5,304,792
-------------------------------------------------------------------------------------------------
 Eliminate policy regarding short sales,
 purchasing securities on margin, and
 investing in puts and calls and
 commodities                                   2,364,466,643  103,338,495  31,764,171   5,304,792
-------------------------------------------------------------------------------------------------
 Eliminate policy regarding oil, gas and
 mineral leases                                2,378,303,653   91,645,404  29,620,252   5,304,792
-------------------------------------------------------------------------------------------------
 Modify policy regarding borrowing             2,381,377,496   88,045,672  30,146,141   5,304,792
-------------------------------------------------------------------------------------------------
 Modify policy regarding loans                 2,371,610,123   98,042,664  29,916,522   5,304,792
-------------------------------------------------------------------------------------------------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

Directors and Officers

  RICHARD T. HALE                       TRUMAN T. SEMANS
     Chairman                               Director

 JAMES J. CUNNANE                      CARL W. VOGT, ESQ.
     Director                               Director

JOSEPH R. HARDIMAN                         HARRY WOOLF
     Director                               President

   LOUIS E. LEVY                          AMY M. OLMERT
     Director                               Secretary

EUGENE J. MCDONALD                      CHARLES A. RIZZO
     Director                               Treasurer

 REBECCA W. RIMEL                       DANIEL O. HIRSCH
     Director                          Assistant Secretary


Investment Objective

A money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

--------------------------------------------------------------------------------

   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

   For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                 FLAG INVESTORS
                          Investing With A Difference

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                   Specialty
                       Flag Investors Communications Fund
                   Flag Investors Real Estate Securities Fund

                                    Balanced
                       Flag Investors Value Builder Fund

                                  Fixed Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares

                                  Money Market
                    Flag Investors Cash Reserve Prime Shares

                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC Distributors, Inc.